Income Taxes - Provision for Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Current:
Federal	$ 0	$ 0
State	24	9
International	15	0
Deferred:
Federal	0	0
State	0	0
Total income tax provision	$ 39	$ 9